Shareholders' equity and capital stock (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance, Warrants	100,000	100,000	0
Granted, Warrants	50,000	0	100,000
Ending Balance, Warrants	150,000	100,000	100,000
Beginning Balance, Weighted-average exercise price	1.20	1.20	0
Granted, Weighted-average exercise price	0.99	0	1.20
Ending Balance, Weighted-average exercise price	1.13	1.20	1.20